Sale of Future Royalties Liability (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Schedule of Sale of Future Royalties Liability	The following shows the activity in respect of the sale of future royalties liability:

Sale of future royalties liability $
Balance as of January 1, 2024	110,159
Payment from Royalty Pharma – regulatory milestone	25,000
Non-cash interest expense recognized	8,058
Balance as of December 31, 2024	143,217
Payments to Royalty Pharma	(3,456)
Non-cash interest expense recognized	43,908
Balance as of December 31, 2025	183,669
Sale of future royalties liability, current	13,247
Sale of future royalties liability, non-current	170,422